Borrowings (Effective Weighted-Average Interest Rates Of Borrowings) (Details)	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Short-term borrowings	0.43%	0.63%
Long-term borrowings	1.34%	1.48%
Fixed-Rate Obligations [Member]
Debt Instrument [Line Items]
Long-term borrowings	2.04%	2.30%
Floating-Rate Obligations [Member]
Debt Instrument [Line Items]
Long-term borrowings	0.90%	0.99%
Index / Equity-Linked Obligations [Member]
Debt Instrument [Line Items]
Long-term borrowings	1.22%	1.20%